Restatement of Previously Issued Audited Financial Statements (Details) - Schedule of accumulated deficit $ in Thousands	Jan. 01, 2020 USD ($)
Schedule of accumulated deficit [Abstract]
Total accumulated deficit, as previously reported at January 1, 2020	$ (32,374)
Convertible promissory note and accrued interest, net	(787)
Deferred tax valuation allowance	(81)
Total accumulated deficit, as restated at January 1, 2020	$ (33,242)